Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2022
Other Income, Net
Summary of other income net in consolidated statement of operations

	Year ended December 31,
(in $millions)	2022	2021	2020
Foreign exchange (loss) gains, net	$(7)	$—	$12
Loss on disposal of businesses	—	(1)	—
Non-service components of net periodic pension benefit	8	9	2
Other income, net	$1	$8	$14